TRADE AND OTHER RECEIVABLES - Aging (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Provision for expected credit losses	€ (2,415)	€ (1,755)	€ (941)
Trade and other receivables
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	8,454	10,297
Provision for expected credit losses	(2,415)	(1,755)
Trade and other receivables | Carrying Amount
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	10,869	12,052
Trade and other receivables | Carrying Amount | Less than 1 month
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	8,717	9,563
Trade and other receivables | Carrying Amount | Greater than 1 month and Less than 3 months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	747	1,193
Trade and other receivables | Carrying Amount | Greater than 3 months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ 1,405	€ 1,296